Business Combination - Acquisition of Coretherapix (Details) € in Thousands, EquityInstruments in Millions	Jul. 31, 2015 EUR (€) EquityInstruments
Business combination
Nominal value of receivables of the sole shareholder transferred and assigned	€ 1,200
Coretherapix
Business combination
Percentage of share capital acquired	100.00%
Nominal value of certain receivables acquired from the sole shareholder	€ 3,306
Number of ordinary shares issued | EquityInstruments	7.7
Market value of shares	€ 6,093
Cash payment for receivables acquired	€ 1,154